UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2012

Notes to Schedule of Investments (unaudited)

1. Investments in Tax Free Reserves Portfolio , at value $1,158,264,320.

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (82.9% at November 30, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Alabama - 3.5%
Huntsville, AL, Health Care Authority, TECP	0.230%	1/4/13	$19,015,000	$19,015,000
Huntsville, AL, Health Care Authority, TECP	0.220%	1/9/13	10,600,000	10,600,000
Huntsville, AL, Health Care Authority, TECP	0.220%	2/11/13	19,875,000	19,875,000

Total Alabama				49,490,000

Arizona - 0.2%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.330%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.330%	6/1/31	2,070,000	2,070,000	(a)(b)(c)

Total Arizona				3,255,000

California - 10.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.160%	10/1/34	1,135,000	1,135,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.130%	8/1/38	11,400,000	11,400,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.210%	10/1/25	2,230,000	2,230,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.270%	5/15/35	900,000	900,000	(a)(b)
Antelope Valley, CA, Community College District, GO, TRAN	2.000%	10/15/13	5,000,000	5,068,051
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.130%	7/1/38	1,000,000	1,000,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.180%	7/1/16	100,000	100,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.180%	7/1/41	500,000	500,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC- Wells Fargo Bank N.A.	0.130%	9/1/34	1,600,000	1,600,000	(a)(b)
Jserra Catholic High School, LOC-Comercia Bank	0.180%	9/1/34	4,400,000	4,400,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.200%	12/1/35	1,490,000	1,490,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.130%	12/1/16	2,500,000	2,500,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.130%	8/1/20	4,395,000	4,395,000	(a)(b)
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.220%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.220%	5/1/21	4,700,000	4,700,000	(a)(b)(c)
California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase	0.140%	11/1/26	200,000	200,000	(a)(b)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.240%	8/1/41	4,645,000	4,645,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.240%	3/1/26	$445,000	$445,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.220%	10/1/38	745,000	745,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.190%	9/1/30	1,050,000	1,050,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.240%	11/1/41	1,000,000	1,000,000	(a)(b)(c)
Zero Waste Energy Development Co. LLC Project, LOC-Comerica Bank	0.240%	6/1/42	4,475,000	4,475,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.160%	5/1/33	3,125,000	3,125,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.150%	4/1/36	1,700,000	1,700,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.160%	12/1/37	14,500,000	14,500,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.130%	6/1/27	2,000,000	2,000,000	(a)(b)
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.170%	12/1/42	1,300,000	1,300,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.190%	3/15/32	1,650,000	1,650,000	(a)(b)(c)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.130%	7/1/37	9,400,000	9,400,000	(a)(b)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	6,900,000	6,909,204
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.140%	7/1/35	13,200,000	13,200,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.130%	9/1/51	2,000,000	2,000,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.140%	7/1/35	700,000	700,000	(a)(b)
Royal Bank of Canada	0.120%	7/1/35	9,600,000	9,600,000	(a)(b)
Subordinated, SPA-Bank of America	0.140%	7/1/34	2,000,000	2,000,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	4,600,000	4,622,199
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.210%	2/15/31	9,000,000	9,000,000	(a)(b)(c)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.210%	12/14/12	4,700,000	4,700,000

Total California				141,284,454

Colorado - 2.4%
Colorado Educational & Cultural Facilities Authority Revenue:
National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.180%	7/1/36	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-U.S. Bank N.A.	0.180%	11/1/37	1,000,000	1,000,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.170%	7/1/27	393,000	393,000	(a)(b)
Colorado HFA Revenue:
Multi-Family, SPA-FHLB	0.190%	4/1/43	7,270,000	7,270,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.200%	4/1/45	4,785,000	4,785,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.330%	7/1/28	1,000,000	1,000,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.190%	10/1/21	5,560,000	5,560,000	(a)(b)(c)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.180%	12/1/29	1,900,000	1,900,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.330%	6/1/33	$3,430,000	$3,430,000	(a)(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	2,690,000	2,690,000	(a)(b)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.150%	11/15/41	4,775,000	4,775,000	(a)(b)

Total Colorado				32,903,000

Connecticut - 1.1%
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.150%	7/1/30	500,000	500,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.150%	7/1/38	765,000	765,000	(a)(b)
Wesleyan University	0.150%	7/1/40	1,000,000	1,000,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.170%	7/1/30	200,000	200,000	(a)(b)
Yale University	0.150%	7/1/35	3,700,000	3,700,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.180%	5/15/31	370,000	370,000	(a)(b)(c)
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.150%	11/15/41	800,000	800,000	(a)(b)
Housing Mortgage Finance, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	11/15/34	100,000	100,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-FHLB	0.140%	11/15/30	430,000	430,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	4,000,000	4,017,827
Greenwich, CT, GO	5.000%	1/15/13	300,000	301,669
Killingly, CT, GO, BAN	1.500%	5/1/13	2,200,000	2,211,014
Salem, CT, GO, BAN	1.000%	7/9/13	650,000	651,541

Total Connecticut				15,047,051

District of Columbia - 0.6%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.330%	1/1/13	1,000,000	1,000,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.190%	11/1/38	3,610,000	3,610,000	(a)(b)
District of Columbia Revenue:
American University, LOC-JPMorgan Chase	0.180%	10/1/38	2,400,000	2,400,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.180%	2/1/48	1,200,000	1,200,000	(a)(b)

Total District of Columbia				8,210,000

Florida - 3.9%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.180%	6/1/48	5,300,000	5,300,000	(a)(b)(c)
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	2,000,000	2,027,539
Capital Outlay	5.000%	6/1/13	600,000	614,083
Capital Outlay	5.000%	6/1/13	600,000	613,998
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.160%	3/1/38	6,285,000	6,285,000	(a)(b)
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	1,000,000	1,028,852

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.180%	10/1/42	$3,800,000	$3,800,000	(a)(b)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.180%	6/1/48	3,700,000	3,700,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	0.140%	11/15/34	2,000,000	2,000,000	(a)(b)
Adventist Health Systems	0.140%	11/15/35	2,000,000	2,000,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Methodist Medical Center, TD Bank N.A.	0.150%	10/1/15	2,000,000	2,000,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.170%	10/15/32	1,180,000	1,180,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.180%	8/1/34	2,600,000	2,600,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.230%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.180%	6/1/25	3,500,000	3,500,000	(a)(b)
Palm Beach County, FL, Revenue:
Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.180%	1/1/37	6,400,000	6,400,000	(a)(b)
Pine Crest Preparatory School Inc., LOC-TD Bank N.A.	0.150%	6/1/38	5,615,000	5,615,000	(a)(b)

Total Florida				55,164,472

Georgia - 5.4%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.250%	1/1/27	3,070,000	3,070,000	(a)(b)(c)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.190%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.330%	4/1/32	4,300,000	4,300,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.180%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.230%	12/1/27	3,500,000	3,500,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.170%	8/1/22	4,865,000	4,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.180%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.170%	9/1/35	3,325,000	3,325,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, TD Bank N.A.	0.190%	11/15/33	2,240,000	2,240,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	400,000	403,632
Georgia State, GO	5.000%	7/1/13	950,000	976,035
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.250%	11/1/20	7,945,000	7,945,000	(a)(b)(c)
Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc., LOC-FHLB & SunTrust Bank	0.170%	7/1/36	4,325,000	4,325,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Gwinnett County, GA, Water & Sewerage Authority Revenue	4.750%	8/1/13	$1,000,000	$1,029,840
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.240%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.190%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.160%	1/1/48	5,300,000	5,300,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.180%	5/1/32	780,000	780,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.250%	8/1/21	5,375,000	5,375,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.180%	11/1/23	930,000	930,000	(a)(b)

Total Georgia				75,494,507

Illinois - 5.7%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.220%	1/1/27	2,425,000	2,425,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.180%	1/1/35	5,540,000	5,540,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.290%	10/1/34	2,450,000	2,450,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.200%	1/1/19	20,175,000	20,175,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.200%	2/1/35	995,000	995,000	(a)(b)
Cook County, IL, School District No. 25, Arlington Heights, GO	5.000%	12/1/12	650,000	650,000
Illinois Development Finance Authority Revenue:
Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.180%	5/1/31	8,000,000	8,000,000	(a)(b)
Evanston Northwestern, SPA-JPMorgan Chase	0.170%	5/1/31	1,700,000	1,700,000	(a)(b)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.180%	1/1/48	5,445,000	5,445,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.180%	7/1/35	4,000,000	4,000,000	(a)(b)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.180%	8/1/43	2,500,000	2,500,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.200%	10/1/39	3,155,000	3,155,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.310%	12/1/35	3,730,000	3,730,000	(a)(b)(c)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	1,275,000	1,286,608
Lake County, IL, MFH Revenue, Rosewood Apartments Project, LIQ-FHLMC	0.220%	11/1/34	1,870,000	1,870,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.170%	6/1/36	160,000	160,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.250%	10/15/28	2,900,000	2,900,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.190%	10/1/36	$2,300,000	$2,300,000	(a)(b)
University of Illinois, COP, PART, SPA-Bank of America	0.170%	8/15/21	10,000,000	10,000,000	(a)(b)

Total Illinois				79,281,608

Indiana - 5.6%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	11,830,000	11,830,000
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.290%	7/1/31	3,110,000	3,110,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.160%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/37	500,000	500,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/39	1,400,000	1,400,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.170%	10/1/40	14,970,000	14,970,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.170%	4/15/39	300,000	300,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.130%	3/1/40	42,000,000	42,000,000	(a)(b)

Total Indiana				78,210,000

Iowa - 1.4%
Cedar Rapids, IA, GO	2.000%	6/1/13	250,000	252,148
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.190%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Wells Fargo Bank	0.180%	8/1/37	8,970,000	8,970,000	(a)(b)(c)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.180%	2/15/35	300,000	300,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.330%	6/1/32	1,905,000	1,905,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.190%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.190%	4/1/35	320,000	320,000	(a)(b)

Total Iowa				18,847,148

Kansas - 0.6%
Topeka, KS, GO, Notes	1.000%	10/1/13	8,405,000	8,431,277

Kentucky - 2.0%
Berea, KY, Educational Facilities Revenue	0.190%	6/1/29	2,075,000	2,075,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	2,300,000	2,300,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.250%	5/1/27	5,230,000	5,230,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.170%	4/1/36	3,080,000	3,080,000	(a)(b)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.180%	2/1/32	655,000	655,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.180%	8/15/38	$3,700,000	$3,700,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.160%	3/1/36	6,985,000	6,985,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.180%	12/1/38	2,505,000	2,505,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.160%	7/1/38	1,615,000	1,615,000	(a)(b)

Total Kentucky				28,145,000

Louisiana - 2.2%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.180%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.160%	9/2/33	2,360,000	2,360,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.160%	9/2/39	2,545,000	2,545,000	(a)(b)
St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project	0.170%	11/1/21	10,000,000	10,000,000	(a)(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.180%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				30,205,000

Maine - 0.5%
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	6,400,000	6,575,221	(d)

Maryland - 1.2%
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.170%	7/1/26	2,650,000	2,650,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital, LOC-PNC Bank N.A.	0.160%	7/1/46	2,600,000	2,600,000	(a)(b)
University of Maryland Medical System, LOC-TD Bank N.A.	0.150%	7/1/41	2,600,000	2,600,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:
Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.150%	7/1/36	1,875,000	1,875,000	(a)(b)
Housing Development, GNMA, FNMA, FHLMC, LOC-TD Bank N.A.	0.150%	1/1/49	6,970,000	6,970,000	(a)(b)

Total Maryland				16,695,000

Massachusetts - 2.5%
Arlington, MA, GO, BAN	1.000%	11/15/13	1,600,000	1,611,226
Lawrence, MA, GO:
BAN	1.250%	9/1/13	2,000,000	2,008,280
BAN	1.000%	12/1/13	1,400,000	1,404,690	(e)
Malden, MA, GO, BAN	1.000%	12/20/12	6,825,000	6,827,278
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.180%	10/1/33	940,000	940,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.180%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.180%	7/1/44	790,000	790,000	(a)(b)
Harvard University	0.150%	11/1/49	18,585,000	18,585,000	(a)(b)

Total Massachusetts				34,766,474

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.2%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	1/1/26	$3,000,000	$3,000,000	(a)(b)
University of Michigan Revenue, Hospital	0.180%	12/1/37	350,000	350,000	(a)(b)

Total Michigan				3,350,000

Minnesota - 0.2%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, Park	2.000%	3/1/13	2,400,000	2,410,415

Missouri - 2.2%
Missouri State HEFA Revenue:
BJC Health Systems	0.150%	5/15/38	15,600,000	15,600,000	(a)(b)
BJC Health Systems, SPA-U.S. Bank N.A.	0.170%	5/15/38	800,000	800,000	(a)(b)
Washington University, SPA-Wells Fargo Bank N.A.	0.180%	2/15/34	650,000	650,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.180%	10/1/35	300,000	300,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.210%	9/1/26	1,865,000	1,865,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.290%	12/1/29	4,510,000	4,510,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.380%	12/1/28	7,110,000	7,110,000	(a)(b)(c)

Total Missouri				30,835,000

Montana - 0.8%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.180%	12/1/35	11,210,000	11,210,000	(a)(b)

Nevada - 0.7%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.180%	7/1/22	10,000,000	10,000,000	(a)(b)(c)

New Hampshire - 0.4%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.150%	12/1/36	1,900,000	1,900,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.190%	7/1/33	4,000,000	4,000,000	(a)(b)

Total New Hampshire				5,900,000

New Jersey - 7.7%
Bergen County, NJ, GO, County College	1.000%	6/15/13	400,000	401,269
Bergen County, NJ, Improvement Authority, Governmental Loan Revenue, County GTD	4.000%	2/15/13	500,000	503,752
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	2,365,000	2,370,936
Garfield, NJ, GO:
BAN	1.250%	12/7/12	3,500,000	3,500,144
BAN	1.000%	12/6/13	2,000,000	2,006,920	(e)
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,900,000	1,908,520
Hudson County, NJ, Improvement Authority Revenue:
BAN	1.500%	8/7/13	7,300,000	7,339,224
County Guaranteed Notes	1.125%	12/20/13	2,300,000	2,314,283	(e)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Monmouth County, NJ, Improvement Authority Revenue:
Capital Equipment Pooled Lease, County Guaranteed	5.000%	10/1/13	$275,000	$285,546
Governmental Pooled Loan	2.000%	12/1/12	865,000	865,000
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	8,855,973	8,857,081
Tax Notes	1.250%	12/14/12	3,606,110	3,606,561
Temporary Notes	1.250%	12/14/12	5,630,000	5,630,704
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.150%	10/1/22	4,600,000	4,600,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Underwood Memorial Hospital Inc., LOC-TD Bank N.A.	0.160%	7/1/33	13,570,000	13,570,000	(a)(b)
Virtua Health Inc., LOC-TD Bank N.A.	0.140%	7/1/43	9,400,000	9,400,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	325,000	330,168
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.150%	7/1/32	1,065,000	1,065,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	750,000	756,526
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	7,475,000	7,506,106
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	2,575,000	2,592,055
River Vale, NJ, GO, BAN	1.000%	1/11/13	12,400,000	12,405,513
South Orange Village Township, NJ, GO:
BAN	1.500%	1/30/13	5,000,000	5,007,520
BAN	2.000%	1/30/13	3,950,000	3,959,359
Stafford Township, NJ, GO	2.000%	1/15/13	200,000	200,292
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,700,000	1,703,420
Upper Saddle River, NJ, GO, BAN	1.000%	2/22/13	1,237,000	1,238,761
Upper Saddle River, NJ, School District, GO, School Board Reserve Fund	3.000%	7/15/13	75,000	76,162	(e)
Verona Township, NJ, GO, BAN	1.000%	12/14/12	3,300,000	3,300,453

Total New Jersey				107,301,275

New York - 11.0%
Babylon, NY, GO, BAN	2.000%	9/1/13	8,000,000	8,100,954
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	2,700,000	2,715,434
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	4,000,000	4,017,363
Columbia County, NY, GO, BAN	1.000%	5/14/13	4,085,000	4,093,286
Cortland, NY, Enlarged City School District, GO, BAN	1.000%	6/28/13	11,000,000	11,037,318
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	6,200,000	6,230,166
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	690,000	703,432
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	11,200,000	11,245,431
Islip, NY, GO, BAN	1.000%	12/14/12	1,300,000	1,300,179
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.140%	12/1/29	4,400,000	4,400,000	(a)(b)
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,900,000	1,906,868
MTA, NY, Revenue, LOC-JPMorgan Chase	0.170%	11/1/35	3,000,000	3,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.150%	8/1/29	33,175,000	33,175,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.160%	11/1/22	$7,845,000	$7,845,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	1,100,000	1,100,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.180%	7/1/23	100,000	100,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	1,400,000	1,400,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.130%	5/1/45	2,500,000	2,500,000	(a)(b)
New York, NY, GO, LOC-Wells Fargo Bank N.A.	0.140%	4/1/42	7,700,000	7,700,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	650,000	651,867
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.130%	12/1/29	4,600,000	4,600,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	5,085,000	5,110,672
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	16,500,000	16,537,649
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	3,200,000	3,212,101
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	1,180,000	1,185,052
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.130%	4/1/26	3,000,000	3,000,000	(a)(b)
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	3,200,000	3,211,729
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/21/13	3,000,000	3,010,808

Total New York				153,090,309

North Carolina - 2.5%
Asheville, NC, Limited Obligation	3.000%	4/1/13	400,000	403,378
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.180%	2/1/26	4,610,000	4,610,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.180%	5/1/24	3,255,000	3,255,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.180%	5/1/30	1,075,000	1,075,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/29	3,090,000	3,090,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.180%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.180%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.170%	12/1/36	1,290,000	1,290,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.180%	11/1/38	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.180%	12/1/31	$2,590,000	$2,590,000	(a)(b)
North Carolina State, GO, Public Improvement	5.250%	3/1/13	300,000	303,628
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	4,700,000	4,700,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	4,140,000	4,140,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.150%	2/1/34	100,000	100,000	(a)(b)
Raleigh, NC, GO	4.000%	12/1/12	1,300,000	1,300,000

Total North Carolina				35,357,006

North Dakota - 0.9%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	3,000,000	3,000,000
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, SPA-FHLB	0.180%	7/1/37	10,000,000	10,000,000	(a)(b)(c)

Total North Dakota				13,000,000

Ohio - 1.5%
Columbus, OH, GO	5.000%	7/1/13	1,000,000	1,027,413
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	1,200,000	1,204,953
Ohio State Higher Educational Facilities Revenue, Xavier University Project, LOC-U.S. Bank N.A.	0.160%	11/1/30	8,770,000	8,770,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities, SPA-Wells Fargo Bank N.A.	0.210%	9/1/36	8,400,000	8,400,000	(a)(b)(c)
Ohio State University Revenue	5.000%	12/1/12	1,080,000	1,080,000
Ohio State University Revenue	5.000%	12/1/12	65,000	65,000

Total Ohio				20,547,366

Oregon - 0.8%
Deschutes County, OR, Administrative School District No. 1, GO, AGM, School Board Guaranty	5.000%	6/15/13	1,455,000	1,491,647
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.180%	11/1/34	3,095,000	3,095,000	(a)(b)
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.220%	7/1/36	200,000	200,000	(a)(b)(c)
Portland, OR, Gas Tax Revenue	2.500%	2/1/13	665,000	667,388
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	1,400,000	1,407,471
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.330%	9/1/27	4,460,000	4,460,000	(a)(b)(c)

Total Oregon				11,321,506

Pennsylvania - 6.1%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.160%	12/1/37	7,500,000	7,500,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.180%	1/1/28	200,000	200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.170%	9/1/29	5,600,000	5,600,000	(a)(b)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	2,375,000	2,375,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	12/15/31	$2,840,000	$2,840,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.130%	8/1/28	2,700,000	2,700,000	(a)(b)
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.180%	4/1/29	2,615,000	2,615,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	715,000	725,670
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.180%	11/1/26	2,200,000	2,200,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	1,470,000	1,471,069
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.160%	8/15/24	19,495,000	19,495,000	(a)(b)
Montgomery County, PA, IDA Revenue, Northwestern Human Services Inc., LOC-TD Bank N.A.	0.160%	6/1/33	2,730,000	2,730,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.160%	1/1/34	7,840,000	7,840,000	(a)(b)
Pennsylvania State Higher EFA Revenue:
Drexel University, LOC-JPMorgan Chase	0.150%	11/1/25	900,000	900,000	(a)(b)
Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.180%	5/1/37	14,290,000	14,290,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Bank of Tokyo-Mitsubishi UFJ	0.180%	4/1/35	5,000,000	5,000,000	(a)(b)(c)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.150%	6/1/26	3,900,000	3,900,000	(a)(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue, Children’s Hospital Philadelphia Project, SPA-Bank of America N.A.	0.180%	7/1/41	2,235,000	2,235,000	(a)(b)

Total Pennsylvania				84,616,739

South Carolina - 1.8%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	1,600,000	1,606,677
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,900,000	1,915,776
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.140%	1/1/34	4,700,000	4,700,000	(a)(b)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	600,000	604,201
Rock Hill, SC, Utility System Revenue, BAN	2.000%	12/14/12	650,000	650,314
South Carolina Jobs EDA Revenue, Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.230%	1/1/14	2,000,000	2,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.220%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina State, GO, School Facilities	5.000%	1/1/13	2,250,000	2,258,439
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.180%	6/1/35	4,350,000	4,350,000	(a)(b)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	750,000	758,455

Total South Carolina				25,773,862

Tennessee - 2.8%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/37	3,900,000	3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/39	2,365,000	2,365,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.180%	6/1/30	$26,900,000	$26,900,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.190%	1/1/30	4,596,000	4,596,000	(a)(b)(c)
Murfreesboro, TN, GO	5.000%	6/1/13	1,000,000	1,023,127
Shelby County, TN, GO, AMBAC	5.000%	4/1/13	150,000	152,329
Tennessee State School Bond Authority Revenue, Higher Educational Facilities 2nd Program	3.500%	5/1/13	740,000	749,812

Total Tennessee				39,686,268

Texas - 4.7%
Franklin, TX, ISD, GO, PSF	0.750%	2/15/13	1,000,000	1,001,001
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.180%	12/1/27	2,435,000	2,435,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue:
Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	2,200,000	2,200,000	(a)(b)
Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	1,690,000	1,690,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	645,000	666,185
Houston, TX, Higher Education Finance Corp. Revenue:
Rice University Project	0.170%	5/15/48	500,000	500,000	(a)(b)
William Marsh Rice University Project	0.170%	5/15/48	2,100,000	2,100,000	(a)(b)
Judson, TX, ISD, GO, School Building, PSF	5.000%	2/1/13	805,000	811,262
Killeen, TX, ISD, GO, PSF	3.000%	2/15/13	400,000	402,167
Lower Neches Valley Authority, TX, IDC Revenue, Exxon Mobil Project	0.160%	11/1/38	4,100,000	4,100,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.190%	8/1/38	1,455,000	1,455,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.230%	1/1/29	4,050,000	4,050,000	(a)(b)(c)
San Antonio, TX, Water Revenue	3.000%	5/15/13	325,000	329,015
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.180%	4/1/30	920,000	920,000	(a)(b)
Texas State, GO, Veterans, LOC-Sumitomo Mitsui Banking	0.160%	12/1/42	4,000,000	4,000,000	(a)(b)
University of North Texas, TECP	0.230%	2/14/13	13,435,000	13,435,000
University of Texas	0.130%	8/1/16	4,755,000	4,755,000	(a)(b)
University of Texas, TX, Revenue, Financing System	0.130%	8/1/39	21,175,000	21,175,000	(a)(b)

Total Texas				66,024,630

Utah - 1.1%
Utah Housing Corp., Single-Family Mortgage Revenue, SPA-FHLB	0.210%	7/1/33	8,545,000	8,545,000	(a)(b)(c)
Weber County, UT, Hospital Revenue, IHC Health Services Inc.\SPA-Westdeutsche Landesbank	0.160%	2/15/32	6,200,000	6,200,000	(a)(b)

Total Utah				14,745,000

Virginia - 3.1%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.170%	10/1/48	5,400,000	5,400,000	(a)(b)
Fairfax County, VA, GO	5.000%	6/1/13	300,000	306,933
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.180%	1/1/35	6,110,000	6,110,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.190%	2/1/26	$2,195,000	$2,195,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.190%	2/1/26	405,000	405,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.170%	7/1/37	5,660,000	5,660,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.160%	7/1/42	22,600,000	22,600,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	600,000	606,069
Virginia State Housing Development Authority, Commonwealth Mortgage Revenue	4.000%	10/1/13	500,000	515,362

Total Virginia				43,798,364

Washington - 1.1%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	325,000	333,833
King County, WA, GO, Limited Tax	3.000%	12/1/12	650,000	650,000
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.220%	11/1/23	1,125,000	1,125,000	(a)(b)(c)
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	785,000	789,316
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.180%	12/1/38	3,865,000	3,865,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.150%	8/15/41	8,780,000	8,780,000	(a)(b)

Total Washington				15,543,149

Wisconsin - 2.0%
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	2,400,000	2,404,180
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.180%	8/1/27	7,750,000	7,750,000	(a)(b)
Madison, WI, Metropolitan School District, GO, Promissory Notes	3.000%	9/1/13	1,000,000	1,019,010	(e)
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	900,000	912,478
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	3,200,000	3,220,797
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	2,775,000	2,788,335
West Bend, WI, Joint School District No. 1, GO, BAN	1.250%	6/1/13	2,105,000	2,111,147	(e)
Winnebago County, WI, GO, Promissory Notes	2.000%	4/1/13	3,270,000	3,288,204
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.180%	8/15/36	2,900,000	2,900,000	(a)(b)
Hospital Sisters Services, LOC-Bank of Montreal	0.150%	8/1/40	2,000,000	2,000,000	(a)(b)

Total Wisconsin				28,394,151

TOTAL INVESTMENTS - 100.5% (Cost - $1,404,910,252#)				1,404,910,252
Liabilities in Excess of Other Assets - (0.5)%				(7,259,230)

TOTAL NET ASSETS - 100.0%				$1,397,651,022

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

(e)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

Summary of Investments by Industry *

Health Care	22.3%
General Obligation	19.7
Education	17.9
Industrial Revenue	9.6
Housing: Multi-Family	8.0
Public Facilities	5.1
Water & Sewer	3.8
Housing: Single Family	3.6
Transportation	2.2
Utilities	1.8
Finance	1.5
Miscellaneous	1.4
Pollution Control	1.1
Power	1.0
Solid Waste/Resource Recovery	0.9
Life Care Systems	0.1

100.0%

*	As a percentage of total investments. Please note that Portfolio holdings are as of November 30, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1+	46.5%
VMIG1	26.5
NR	9.5
MIG1	4.8
P1	4.5
SP-1+	2.2
F1	2.1
AA	2.0
AAA	1.8
A1	0.1

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,404,910,252	—	$1,404,910,252

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial

Notes to Schedule of Investments (unaudited) (continued)

institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2013